Impacts of adoption of new IFRS standards (Details) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-current assets [abstract]
Deferred tax assets	$ 8,699	$ 8,225	$ 8,229
Total non-current assets	110,000	104,867	104,871
Total assets	145,563	133,075	133,079
Equity [abstract]
Reserves	77,739	73,359	73,299
Total equity	78,692	74,287	74,227	$ 74,891	$ 77,122
Non-current liabilities [abstract]
Deferred tax liabilities	7,475	5,180	5,168
Provisions and other non-current liabilities	7,319	6,988	7,057
Total non-current liabilities	37,264	35,392	35,449
Current liabilities [abstract]
Provisions and other current liabilities	12,284	11,196	11,203
Total current liabilities	29,607	23,396	23,403
Total liabilities	66,871		58,852
Total equity and liabilities	$ 145,563	133,075	133,079
Previously stated [member]
Non-current assets [abstract]
Deferred tax assets		8,229
Total non-current assets		104,871
Total assets		133,079
Equity [abstract]
Reserves		73,299
Total equity		74,227
Non-current liabilities [abstract]
Deferred tax liabilities		5,168
Provisions and other non-current liabilities		7,057
Total non-current liabilities		35,449
Current liabilities [abstract]
Provisions and other current liabilities		11,203
Total current liabilities		23,403
Total equity and liabilities		133,079
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Equity [abstract]
Total equity			$ 60
Adjustment, IFRS 15
Non-current assets [abstract]
Deferred tax assets		(4)
Total non-current assets		(4)
Total assets		(4)
Equity [abstract]
Reserves		60
Total equity		60
Non-current liabilities [abstract]
Deferred tax liabilities		12
Provisions and other non-current liabilities		(69)
Total non-current liabilities		(57)
Current liabilities [abstract]
Provisions and other current liabilities		(7)
Total current liabilities		(7)
Total equity and liabilities		$ (4)